Subsequent Events (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares shares	Feb. 29, 2024 CNY (¥)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Jan. 03, 2023 USD ($)	Nov. 18, 2022 USD ($)	May 07, 2021 USD ($)
Subsequent Events
Shares repurchase, authorized amount | $							$ 25,000	$ 15,000	$ 70,000
Share Repurchase Program
Subsequent Events
Number of shares repurchased			212,000	212,000
ADS
Subsequent Events
Number of shares repurchased			9,908,490	9,908,490	3,436,800	3,436,800
Class A Ordinary Shares
Subsequent Events
Number of shares repurchased			7,621,916	7,621,916	2,643,692	2,643,692
Value of shares repurchased			$ 20,400	¥ 140,700	$ 34,000	¥ 217,700
Subsequent event
Subsequent Events
Dividends payable | $	$ 6,139
Subsequent event | Line of credit
Subsequent Events
Term of debt		2 years
Line of credit, maximum borrowing capacity | ¥		¥ 200,000
Subsequent event | Share Repurchase Program
Subsequent Events
Value of shares repurchased | $	$ 314
Subsequent event | ADS
Subsequent Events
Dividend per share | $ / shares	$ 0.06
Subsequent event | ADS | Share Repurchase Program
Subsequent Events
Shares repurchase, authorized amount | $	$ 25,000
Number of shares repurchased	275,000
Subsequent event | Class A Ordinary Shares
Subsequent Events
Dividend per share | $ / shares	$ 0.078
Subsequent event | Class A Ordinary Shares | Share Repurchase Program
Subsequent Events
Number of shares repurchased	212,000